Property, Plant and Equipment (Details) - Schedule of Summary of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,896,469	$ 100,000
Less: Accumulated depreciation	(81,703)	(24,490)
Total property, plant and equipment, net	2,814,766	75,510
Cultivation facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,734,357
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	48,515
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 113,597	$ 100,000